Other disclosures - Credit default swaps (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Notional amount	€ 360,626	€ 362,464	€ 318,807
Financial assets, at fair value	8,543
Credit default swaps | Bought | Derivatives | Spain | Other
Disclosure of financial assets [line items]
Financial liabilities at fair value	(13)	(2)	(2)
Credit default swaps | Bought | Derivatives | Italy | Sovereign
Disclosure of financial assets [line items]
Financial liabilities at fair value	(3)	(5)
Credit default swaps | Bought | Derivatives | Italy | Other
Disclosure of financial assets [line items]
Financial liabilities at fair value	(4)	(2)	(5)
Credit default swaps | Bought | Derivatives | Spain | Other
Disclosure of financial assets [line items]
Notional amount	546	127	151
Credit default swaps | Bought | Derivatives | Portugal | Sovereign
Disclosure of financial assets [line items]
Notional amount		27	26
Credit default swaps | Bought | Derivatives | Portugal | Other
Disclosure of financial assets [line items]
Notional amount	52
Credit default swaps | Bought | Derivatives | Italy | Sovereign
Disclosure of financial assets [line items]
Notional amount	326	314
Credit default swaps | Bought | Derivatives | Italy | Other
Disclosure of financial assets [line items]
Notional amount	220	60	205
Credit default swaps | Sold | Derivatives | Spain | Other
Disclosure of financial assets [line items]
Financial liabilities at fair value			(4)
Credit default swaps | Sold | Derivatives | Spain | Other
Disclosure of financial assets [line items]
Notional amount	273	340	382
Financial assets, at fair value	9	4
Credit default swaps | Sold | Derivatives | Portugal | Sovereign
Disclosure of financial assets [line items]
Notional amount		27	26
Credit default swaps | Sold | Derivatives | Italy | Sovereign
Disclosure of financial assets [line items]
Notional amount	206	9	265
Financial assets, at fair value	2
Credit default swaps | Sold | Derivatives | Italy | Other
Disclosure of financial assets [line items]
Notional amount	11	60	75
Financial assets, at fair value		2	5
Credit default swaps | Net Long Position | Derivatives | Spain | Other
Disclosure of financial assets [line items]
Notional amount	273
Financial assets, at fair value		2
Credit default swaps | Net Long Position | Derivatives | Portugal | Other
Disclosure of financial assets [line items]
Notional amount	52
Credit default swaps | Net Long Position | Derivatives | Italy | Sovereign
Disclosure of financial assets [line items]
Notional amount	120	305
Credit default swaps | Net Long Position | Derivatives | Italy | Other
Disclosure of financial assets [line items]
Notional amount	209		130
Credit default swaps | Net Short Position | Derivatives | Spain | Other
Disclosure of financial assets [line items]
Notional amount		213	231
Financial liabilities at fair value	(4)		(6)
Credit default swaps | Net Short Position | Derivatives | Italy | Sovereign
Disclosure of financial assets [line items]
Notional amount			€ 265
Financial liabilities at fair value	(1)	€ (5)
Credit default swaps | Net Short Position | Derivatives | Italy | Other
Disclosure of financial assets [line items]
Financial liabilities at fair value	€ (4)